UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment { }; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mar Vista Investment Partners, LLC
Address: 11150 Santa Monica Blvd., Suite 320, Los Angeles, CA 90025

Form 13F File Number: 28-13243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lance Simpson
Title:  CCO - Chief Compliance Officer
Phone:  (952) 230-6155

Signature, Place, and Date of Signing:

/s/ Lance Simpson                Minnetonka, MN                11/08/2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                              0
Form 13F Information Table Entry Total:                        61
Form 13F Information Table Value Total:                $1,014,279
                                                       (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number        Name

                           FORM 13F INFORMATION TABLE

NAME OF                       TITLE           CUSIP       VALUE      SHRS OR    SH/   PUT/  INVESTMENT OTHER    VOTING   AUTHORITY
ISSUER                        OF CLASS                   (x1000)     PRN AMT    PRN   CALL  DISCRETION MANAGERS SOLE     SHARED NONE
----------------------------  -------------   ---------  -------     ---------  ---   ----  ---------- -------- -------- ------ ----
ADOBE SYS INC                 COM             00724F101     2357         97532  SH          SOLE                  97532
AIR PRODS & CHEMS INC         COM             009158106    10050        131597  SH          SOLE                 131597
AMERICAN  TOWER CORP          CL A            029912201    41554        772383  SH          SOLE                 772383
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR   03524A108    19860        374850  SH          SOLE                 374850
APPLE INC                     COM             037833100    45874        120302  SH          SOLE                 120302
AUTODESK INC                  COM             052769106    10455        376221  SH          SOLE                 376221
BARD C R INC                  COM             067383109     2897         33094  SH          SOLE                  33094
BAXTER INTL INC               COM             071813109    10917        194458  SH          SOLE                 194458
BERKSHIRE HATHAWAY INC DEL    CL B NEW        084670702    47362        666696  SH          SOLE                 666696
BROADCOM CORP                 CL A            111320107     2228         66918  SH          SOLE                  66918
C H ROBINSON WORLDWIDE INC    COM NEW         12541W209     3115         45497  SH          SOLE                  45497
CAREFUSION CORP               COM             14170T101     4037        168543  SH          SOLE                 168543
CHEVRON CORP NEW              COM             166764100    20995        226750  SH          SOLE                 226750
COMPASS MINERALS INTL INC     COM             20451N101     2720         40725  SH          SOLE                  40725
DISCOVERY COMMUNICATNS NEW    COM SER A       25470F104     2101         55860  SH          SOLE                  55860
DISNEY WALT CO                COM DISNEY      254687106    39944       1324400  SH          SOLE                1324400
DR PEPPER SNAPPLE GROUP INC   COM             26138E109     3080         79420  SH          SOLE                  79420
ECOLAB INC                    COM             278865100      450          9210  SH          SOLE                   9210
EXPEDITORS INTL WASH INC      COM             302130109    41949       1034505  SH          SOLE                1034505
EXXON MOBIL CORP              COM             30231G102    44721        615740  SH          SOLE                 615740
FAMILY DLR STORES INC         COM             307000109     3223         63377  SH          SOLE                  63377
FEDEX CORP                    COM             31428X106    28171        416233  SH          SOLE                 416233
FIRST AMERN FINL CORP         COM             31847R102    12025        939448  SH          SOLE                 939448
GOOGLE INC                    CL A            38259P508    37199         72225  SH          SOLE                  72225
HOME DEPOT INC                COM             437076102    26571        808371  SH          SOLE                 808371
HONEYWELL INTL INC            COM             438516106    41386        942513  SH          SOLE                 942513
ISHARES  TR                   RUSSELL1000GRW  464287614    15259        290207  SH          SOLE                 290207
JOHNSON & JOHNSON             COM             478160104     7008        110026  SH          SOLE                 110026
JOY GLOBAL INC                COM             481165108    27049        433621  SH          SOLE                 433621
KOHLS CORP                    COM             500255104     2230         45410  SH          SOLE                  45410
KRAFT FOODS INC               CL A            50075N104    12480        371643  SH          SOLE                 371643
MARKEL CORP                   COM             570535104    12245         34287  SH          SOLE                  34287
MASTERCARD INC                CL A            57636Q104     3065          9664  SH          SOLE                   9664
MAXIM INTEGRATED PRODS INC    COM             57772K101    15163        649916  SH          SOLE                 649916
MICROCHIP TECHNOLOGY INC      COM             595017104     4592        147621  SH          SOLE                 147621
MICROSOFT CORP                COM             594918104    41265       1657893  SH          SOLE                1657893
NETAPP INC                    COM             64110D104    34918       1029113  SH          SOLE                1029113
NOBLE CORPORATION BAAR        NAMEN -AKT      H5833N103     4051        138027  SH          SOLE                 138027
NVR INC                       COM             62944T105     1917          3174  SH          SOLE                   3174
O REILLY AUTOMOTIVE INC NEW   COM             67103H107     3661         54941  SH          SOLE                  54941
OCCIDENTAL PETE CORP DEL      COM             674599105    24103        337105  SH          SOLE                 337105
OMNICOM GROUP INC             COM             681919106     2662         72269  SH          SOLE                  72269
ORACLE CORP                   COM             68389X105    47753       1661549  SH          SOLE                1661549
PAYCHEX INC                   COM             704326107     9522        361089  SH          SOLE                 361089
PEPSICO INC                   COM             713448108    37859        611619  SH          SOLE                 611619
PETSMART INC                  COM             716768106     2224         52134  SH          SOLE                  52134
POLYCOM INC                   COM             73172K104     2492        135671  SH          SOLE                 135671
PRAXAIR INC                   COM             74005P104    18060        193197  SH          SOLE                 193197
PROCTER & GAMBLE CO           COM             742718109    41545        657564  SH          SOLE                 657564
QUALCOMM INC                  COM             747525103    34582        711122  SH          SOLE                 711122
SBA COMMUNICATIONS CORP       COM             78388J106     4027        116804  SH          SOLE                 116804
ST JUDE MED INC               COM             790849103    11554        319273  SH          SOLE                 319273
TARGET CORP                   COM             87612E106    32915        671184  SH          SOLE                 671184
THERMO FISHER SCIENTIFIC INC  COM             883556102     6027        119024  SH          SOLE                 119024
TOLL BROTHERS INC             COM             889478103     2482        172025  SH          SOLE                 172025
UNION PAC CORP                COM             907818108     5724         70091  SH          SOLE                  70091
UNITED TECHNOLOGIES CORP      COM             913017109     6281         89263  SH          SOLE                  89263
VIACOM INC NEW                CL B            92553P201    20629        532510  SH          SOLE                 532510
VISA INC                      COM CL A        92826C839     5249         61233  SH          SOLE                  61233
WEATHERFORD INTERNATIONAL LT  REG SHS         H27013103     2668        218474  SH          SOLE                 218474
WELLS FARGO & CO NEW          COM             949746101     5778        239542  SH          SOLE                 239542